RELATED PARTY TRANSACTIONS 4 (Details) (Frontline, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Frontline
Related Party Transaction [Line Items]
Related Party Management Fee Expense	$ 8	$ 21	$ 16
Related Party Management Fee Payable	$ 2	$ 19	$ 2